Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Prepaid expenses and other current assets [Abstract]
Prepaid rental	$ 338		$ 907
Rental and other deposits	995		458
Prepaid license and technical service fee	1,260		1,424
Prepaid principal for investments	1,003	[1]	1,168	[1]
VAT Input for purchasing fixed assets	7,895		0
Prepayment to service providers	1,718	[2]	1,257	[2]
Bridge loans	593	[3]	1,209	[3]
Guarantee loan to employees related to exercise of share options	753	[4]	894	[4]
Receivable of exercise cost of share options	4,907	[5]	30	[5]
Interest receivable	1,086		955
Prepayment for technology purchase and research project to third party individual	0		715
Advance to supplier for purchase of property and equipment	1,115		463
Loan to employees	428	[6]	137	[6]
Reimbursements receivable from ADS depositary service	1,456	[7]	0	[7]
Others	3,255		3,191
Total	$ 26,802		$ 12,808

[1]	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.
[2]	Amount represents the advance payments made on behalf of the end users to the service providers in relation to other Internet value-added services, which will be collected from the end users subsequently within a short period.
[3]	The Group provided unsecured interest-free bridge loans to certain investees and potential investees in accordance with the investment agreements signed between the parties.
[4]	Amount represents interest-free loans to employees to settle the individual income tax associated with the options granted by the Company. Such loan is secured by share options held by the employees, and will be repaid to the Company when the options are exercised and related ordinary shares are sold.
[5]	The Group's employees exercised their stock options for the purchase of the Company's shares through a trading institution. The balance of $4,907 represents the exercise cost to be received by the Group from the trading institution. The balance was received in January 2013.
[6]	The loans were interest-free with repayment period from six months to one year. Such loans are guaranteed by options and nonvested shares that the Company granted to those employees.
[7]	The Bank of New York Mellon provides ADS depository services to the Company and reimburses partial service fees to the Company according to the service agreement. The balance represents the receivable from the bank.